EARNINGS/(LOSSES) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS/(LOSS) PER SHARE
Schedule of basic earnings/(losses) per share and diluted earnings per share
Basic earnings/(losses) per share and diluted earnings/(losses) per share were calculated as follows (RMB in millions, except for share and per share data):

	2019	2020	2021
Numerator:
Net income/(loss) attributable to Trip’s shareholders	7,011	(3,247)	(550)
Eliminate the dilutive effect of interest expense of convertible notes	373	—	—

Numerator for diluted earnings per share	7,384	(3,247)	(550)

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding (Note i)	567,871,968	600,888,208	634,109,233
Dilutive effect of share options (Note i)	15,815,672	—	—
Dilutive effect of convertible notes (Note i)	58,264,472	—	—

Denominator for diluted earnings per ordinary share (Note i)	641,952,112	600,888,208	634,109,233

Basic earnings/(losses) per ordinary share (Note i)	12.35	(5.40)	(0.87)

Diluted earnings/(losses) per ordinary share (Note i)	11.50	(5.40)	(0.87)

Basic earnings/(losses) per ADS	12.35	(5.40)	(0.87)

Diluted earnings/(losses) per ADS	11.50	(5.40)	(0.87)

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings /(loss) per share	Such weighted average numbers of ordinary shares outstanding are as following:

	2019	2020	2021
Convertible Notes	—	27,896,136	1,245,966
Outstanding weighted average stock options	15,815,672	12,433,456	6,756,940

	15,815,672	40,329,592	8,002,906